STOCKHOLDERS' EQUITY (Details 1) - USD ($)		1 Months Ended		6 Months Ended	12 Months Ended
	Apr. 12, 2018	May 16, 2018	Oct. 31, 2017	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Number of warrants
Number of shares, granted					106,235	0
Wtd Avg. Exercise Price
Granted (in dollars per share)	$ 6,000
Intrinsic Value of Warrants
Outstanding						$ 3,662,610	$ 1,167
Warrant
Number of warrants
Number of shares, beginning				1,919,906	2,537,335	1,729,888
Number of shares, granted				127,525	366,600	867,251
Number of shares, exercised				(127,525)	(974,133)
Number of shares, Forfeited				(153,784)	(9,896)	(59,804)
Number of shares, ending				1,766,122	1,919,906	2,537,335	1,729,888
Wtd Avg. Exercise Price
Oustanding (in dollars per share)				$ 4.98	$ 3.75	$ 5.50
Granted (in dollars per share)		$ 6.25	$ 33,785	6.25	2.50	0.75
Exercised (in dollars per share)					0.75
Forfeited (in dollars per share)				6.66	12.25	12.00
Oustanding (in dollars per share)				$ 4.84	$ 4.98	$ 3.75	$ 5.50
Wtd Avg. Remaining Term
Outstanding				2 years 3 months 25 days	2 years 7 months 10 days	3 years 6 months 18 days	4 years 1 month 24 days
Weighted Average Remaining Term					4 years 10 months 20 days	4 years 10 months 13 days
Intrinsic Value of Warrants
Outstanding				$ 5,128,906	$ 1,656,083